PROPERTY AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 7 – PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	September 30, 2024	September 30, 2023
At cost:
Office equipment	$161,937	$161,581
Fixture and fittings	100,085	99,848
Motor vehicle	52,294	52,170
Exchange adjustment	2,488	717
	316,804	314,316
Less: accumulated depreciation	(294,507)	(268,341)
Total	$22,297	$45,975

Depreciation expense for the year ended September 30, 2024, 2023 and 2022 was $23,921, $22,818 and $29,495, respectively.